COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2011
COMMITMENTS AND CONTINGENT LIABILITIES
COMMITMENTS AND CONTINGENT LIABILITIES

10. COMMITMENTS AND CONTINGENT LIABILITIES

We are party to numerous claims, losses and litigation matters that arise in the normal course of our business. Many of such claims, losses or litigation matters involve claims under policies that we underwrite as an insurer. We believe that the resolution of these claims and losses will not have a material adverse effect on our financial condition, results of operations or cash flows. We are also involved in various other legal proceedings and litigation unrelated to our insurance business that arise in the ordinary course of business operations. Management believes that any liabilities that may arise as a result of these legal matters will not have a material adverse effect on our financial condition or results of operations.

We have operating lease obligations for regional office facilities. These leases expire in various years through 2019. Expense associated with these leases totaled $5.0 million in 2011, $4.2 million in 2010 and $4.1 million in 2009. Minimum future rental payments under non-cancellable leases are as follows:

(in thousands)
2012	$4,328
2013	3,348
2014	3,361
2015	2,581
2016	1,647
2017-2019	1,694
Total minimum future rental payments	$16,959